Financial Assets at Amortized Cost (Details) - Schedule of Loans and Advances to Banks - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loans and Advances to Banks [Line Items]
Subtotal Domestic and Foreign Banks	$ 417,657	$ 372,051
Subtotal Central Bank of Chile and Foreign Central Banks	2,100,933	1,801,100
Total	2,518,590	2,173,151
Interbank loans of liquidity [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Interbank loans of liquidity [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Interbank loans commercial [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Interbank loans commercial [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks	204,801	185,822
Current accounts overdrafts [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Current accounts overdrafts [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Chilean exports foreign trade loans [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Chilean exports foreign trade loans [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks	212,856	185,752
Chilean imports foreign trade loans [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Chilean imports foreign trade loans [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Credits with third countries [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Credits with third countries [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks		477
Non-transferable deposits in domestic banks [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Other debts with domestic banks [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Current account deposits with foreign banks for derivatives transactions [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Other non-transferable deposits with foreign banks [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Other debts with foreign banks [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Current account deposits for derivative transactions with a counterparty [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Central Bank of Chile
Other deposits not available [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Central Bank of Chile	2,100,933	1,801,100
Other deposits not available [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total foreign central banks
Other receivables [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Central Bank of Chile
Other receivables [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total foreign central banks
Current account deposits for derivatives transactions [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total foreign central banks
Assets before Allowances [Member]
Schedule of Loans and Advances to Banks [Line Items]
Subtotal Domestic and Foreign Banks	418,998	373,692
Subtotal Central Bank of Chile and Foreign Central Banks	2,100,933	1,801,100
Total	2,519,931	2,174,792
Assets before Allowances [Member] | Interbank loans of liquidity [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Assets before Allowances [Member] | Interbank loans of liquidity [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Assets before Allowances [Member] | Interbank loans commercial [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Assets before Allowances [Member] | Interbank loans commercial [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks	205,362	186,660
Assets before Allowances [Member] | Current accounts overdrafts [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Assets before Allowances [Member] | Current accounts overdrafts [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Assets before Allowances [Member] | Chilean exports foreign trade loans [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Assets before Allowances [Member] | Chilean exports foreign trade loans [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks	213,636	186,553
Assets before Allowances [Member] | Chilean imports foreign trade loans [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Assets before Allowances [Member] | Chilean imports foreign trade loans [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Assets before Allowances [Member] | Credits with third countries [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Assets before Allowances [Member] | Credits with third countries [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks		479
Assets before Allowances [Member] | Non-transferable deposits in domestic banks [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Assets before Allowances [Member] | Other debts with domestic banks [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Assets before Allowances [Member] | Current account deposits with foreign banks for derivatives transactions [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Assets before Allowances [Member] | Other non-transferable deposits with foreign banks [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Assets before Allowances [Member] | Other debts with foreign banks [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Assets before Allowances [Member] | Current account deposits for derivative transactions with a counterparty [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Central Bank of Chile
Assets before Allowances [Member] | Other deposits not available [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Central Bank of Chile	2,100,933	1,801,100
Assets before Allowances [Member] | Other deposits not available [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total foreign central banks
Assets before Allowances [Member] | Other receivables [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Central Bank of Chile
Assets before Allowances [Member] | Other receivables [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total foreign central banks
Assets before Allowances [Member] | Current account deposits for derivatives transactions [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total foreign central banks
Allowances established [Member]
Schedule of Loans and Advances to Banks [Line Items]
Subtotal Domestic and Foreign Banks	(1,341)	(1,641)
Subtotal Central Bank of Chile and Foreign Central Banks
Total	(1,341)	(1,641)
Allowances established [Member] | Interbank loans of liquidity [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Allowances established [Member] | Interbank loans of liquidity [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Allowances established [Member] | Interbank loans commercial [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Allowances established [Member] | Interbank loans commercial [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks	(561)	(838)
Allowances established [Member] | Current accounts overdrafts [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Allowances established [Member] | Current accounts overdrafts [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Allowances established [Member] | Chilean exports foreign trade loans [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Allowances established [Member] | Chilean exports foreign trade loans [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks	(780)	(801)
Allowances established [Member] | Chilean imports foreign trade loans [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Allowances established [Member] | Chilean imports foreign trade loans [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Allowances established [Member] | Credits with third countries [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Allowances established [Member] | Credits with third countries [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks		(2)
Allowances established [Member] | Non-transferable deposits in domestic banks [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Allowances established [Member] | Other debts with domestic banks [Member] | Domestic Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Domestic Banks
Allowances established [Member] | Current account deposits with foreign banks for derivatives transactions [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Allowances established [Member] | Other non-transferable deposits with foreign banks [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Allowances established [Member] | Other debts with foreign banks [Member] | Foreign Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Foreign Banks
Allowances established [Member] | Current account deposits for derivative transactions with a counterparty [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Central Bank of Chile
Allowances established [Member] | Other deposits not available [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Central Bank of Chile
Allowances established [Member] | Other deposits not available [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total foreign central banks
Allowances established [Member] | Other receivables [Member] | Central Bank of Chile [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total Central Bank of Chile
Allowances established [Member] | Other receivables [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total foreign central banks
Allowances established [Member] | Current account deposits for derivatives transactions [Member] | Foreign Central Banks [Member]
Schedule of Loans and Advances to Banks [Line Items]
Total foreign central banks